Acquisitions and Dispositions (Stinger Ghaffarian Technologies Acquisition) (Details) - USD ($) $ in Millions	Apr. 25, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Business Acquisition [Line Items]
Goodwill		$ 1,761	$ 1,265	$ 1,265
SGT
Business Acquisition [Line Items]
Voting interests acquired	100.00%
Aggregate base consideration	$ 355
Adjustments to consideration transferred	10
Goodwill	$ 257